Investments - Available-for-sale Fixed Maturity Securities by Contractual Maturity (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Amortized Cost
Due in one year or less	$ 4,668	$ 4,876
Due after one year through five years	28,614	28,396
Due after five years through ten years	23,810	23,974
Due after ten years	11,261	11,421
Securities with contractual maturities	68,353	68,667
Total debt securities	125,274	127,119	$ 150,732
Estimated Fair Value
Due in one year or less	4,592	4,770
Due after one year through five years	26,543	25,963
Due after five years through ten years	20,267	19,782
Due after ten years	8,698	8,358
Securities with contractual maturities	60,100	58,873
Total debt securities	110,633	110,201	149,783
Asset-backed securities
Amortized Cost
Total debt securities	21,150	21,742	28,652
Estimated Fair Value
Total debt securities	20,105	20,496	28,438
Mortgage-backed securities
Amortized Cost
Total debt securities	28,524	29,194	33,178
Estimated Fair Value
Total debt securities	23,785	24,037	32,521
Commercial mortgage-backed securities
Amortized Cost
Total debt securities	3,413	3,414	1,659
Estimated Fair Value
Total debt securities	3,288	3,228	1,690
Collateralized mortgage obligations
Amortized Cost
Total debt securities	3,834	4,102	5,649
Estimated Fair Value
Total debt securities	$ 3,355	$ 3,567	$ 5,639